Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	83 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM Global Total Return Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	9.10%	(2.71%)			0.60%
PGIM Global Total Return Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	10.95%	(2.81%)			0.20%
PGIM Global Total Return Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	13.22%	(1.83%)			1.21%
PGIM Global Total Return Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	12.64%	(2.26%)	(0.28%)
PGIM Global Total Return Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	12.92%	(2.02%)	(0.03%)
PGIM Global Total Return Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	13.28%	(1.73%)			1.23%
PGIM Global Total Return (Usd Hedged) Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	8.60%	(0.61%)	1.39%
PGIM Global Total Return (Usd Hedged) Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	10.54%	(0.71%)			1.12%
PGIM Global Total Return (Usd Hedged) Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	12.66%	0.29%		2.13%
PGIM Global Total Return (Usd Hedged) Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.71%	0.37%		2.21%
Without Sales Load [Member] | PGIM Global Total Return Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	12.76%	(2.07%)			0.94%
Without Sales Load [Member] | PGIM Global Total Return Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	11.95%	(2.81%)			0.20%
Without Sales Load [Member] | PGIM Global Total Return (Usd Hedged) Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	12.24%	0.04%	1.88%
Without Sales Load [Member] | PGIM Global Total Return (Usd Hedged) Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	11.54%	(0.71%)			1.12%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.55%	(1.64%)	(0.39%)		0.23%
Bloomberg Global Aggregate (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent	9.92%	0.33%	1.72%	1.72%	1.72%